Derivative Financial Instruments	12 Months Ended
Mar. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments
26	DERIVATIVE FINANCIAL INSTRUMENTS

	As At March 31
	2019	2018
	(in thousands)
Non-Current
Derivative liabilities – Held for trading
Interest rate cap	$620	$—
	$620	$—

The above interest rate derivative instruments are not designated in a hedging relationship. They are carried at fair value through profit or loss. (Refer Note 9).